Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common stock, par value $0.10 per share
Amount Registered | shares	725,000
Proposed Maximum Offering Price per Unit	252.77
Maximum Aggregate Offering Price	$ 183,258,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,307.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Class B common stock, par value $0.10 per share ("Class B Common Stock"), that may become issuable under the terms of the Bel Fuse Inc. 2026 Equity Compensation Plan (the "2026 Plan") by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Class B Common Stock. 2. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Class B Common Stock on the Nasdaq Global Select Market on August 28, 2026. 3. Represents shares available for issuance under the 2026 Plan. For more information, see the "Explanatory Note" to this registration statement on Form S-8. 4. The Registrant does not have any fee offsets to claim. 2. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Class B Common Stock on the Nasdaq Global Select Market on August 24, 2026. 3. Represents shares available for issuance under the 2026 Plan. For more information, see the "Explanatory Note" to this registration statement on Form S-8. 4. The Registrant does not have any fee offsets to claim.